Schedule of maturity profile of the loans and financings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Loans and financings	$ 1,699,315	$ 102,042	$ 2,024,314	$ 1,508,557
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	46,713
Later than ten years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	1,306,861
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	148,212
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	22,371
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	155,491
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	19,667
Eurobonds u s d [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	1,338,334		13,389,720
Eurobonds u s d [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	20,081
Eurobonds u s d [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	126,370
Eurobonds u s d [member] | Later than ten years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	1,191,883
Debt with brazilian national bank for economic and social development [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	215,801		1,798,280
Debt with brazilian national bank for economic and social development [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	18,721
Debt with brazilian national bank for economic and social development [member] | Later than ten years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	112,718
Debt with brazilian national bank for economic and social development [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	21,381
Debt with brazilian national bank for economic and social development [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	22,336
Debt with brazilian national bank for economic and social development [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	21,429
Debt with brazilian national bank for economic and social development [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	19,216
Export credit note [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	135,077		2,342,210
Export credit note [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	1,466
Export credit note [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	133,611
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	4,916		103,880
Debentures [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	4,916
Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	5,187		$ 471,700
Other borrowings [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	1,529
Other borrowings [member] | Later than ten years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	2,260
Other borrowings [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	461
Other borrowings [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	35
Other borrowings [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	451
Other borrowings [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings	$ 451